LEASES, Lease Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Abstract]
Lease liabilities mature within 12 months		$ 5,288	$ 4,973
Lease liabilities mature over 12 months		64,923	65,452
Lease liabilities	[1]	70,211	70,425
Investment Properties [Member] | Leasehold Land [Member]
Lease liabilities [Abstract]
Lease liabilities		$ 4,600	$ 4,700

[1]	Lease liabilities in amount of approximately US$4.6 million and US$4.7 million was related to the leasehold land included in the investment properties as of December 31, 2023 and 2022, respectively. See Note 12.